SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	442,630,330
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	5.00%
Remaining shares available for grant	90,550,748	57,075,917
MCP Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	6,796,532	9,543,186	120,826,336
Share options exercised	0	0	0
Unrecognized compensation cost	$ 1,750,000
Number of years the awards becomes exercisable	3 years
Expiration term of ordinary share options granted	10 years
Weighted-average fair value of share options granted	$ 0.03	$ 0.14	$ 0.09
Period of recognition of unrecognized compensation cost	11 months 23 days
First vesting date	Mar. 04, 2015
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price Higher of Closing Price on Grant Date and Average Closing Price for Five Trading Days Proceeding Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted		4,861,003
MCP Share Incentive Plan [Member] | Share options [Member] | Exercise Price 0.19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted		4,682,183
Fixed exercise price per share, granted		$ 0.19
MCP Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	5,745,033	7,079,775	60,413,167
Total fair values at date of grant of restricted shares vested	$ 6,989,000
Unrecognized compensation cost	$ 2,382,000
Number of years the awards becomes exercisable	3 years	3 years	3 years
Period of recognition of unrecognized compensation cost	1 year 1 month 24 days
First vesting date	Mar. 04, 2015
Number of restricted shares, Vested	38,375,178	0	0
2006 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
2006 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	0	0	0
Number of unvested share options	0
Share options exercised	1,260,018	853,905	2,967,372
Proceeds from stock options exercised	$ 1,904,000	$ 1,758,000	$ 4,463,000
Total intrinsic value of share options exercised	5,152,000	$ 5,472,000	$ 34,330,000
Unrecognized compensation cost	$ 0
2006 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	0	0	0
Total fair values at date of grant of restricted shares vested		$ 2,182,000	$ 2,643,000
Unrecognized compensation cost	$ 0
Number of restricted shares, Vested		902,670	1,297,902
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The period which the maximum aggregate number of ordinary shares that can be issued	10 years
Maximum aggregate number of ordinary shares that can be issued	100,000,000
The maximum percentage of issued share capital that can be issued for the share based awards plan upon shareholders' approval	10.00%
Remaining shares available for grant	88,584,652	92,621,404
2011 Share Incentive Plan [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options, granted	2,591,751	1,320,693	1,388,793
Share options exercised	108,729	74,394	96,930
Proceeds from stock options exercised	$ 511,000	$ 397,000	$ 455,000
Total intrinsic value of share options exercised	98,000	$ 232,000	$ 812,000
Unrecognized compensation cost	$ 10,314,000
Expiration term of ordinary share options granted	10 years
Weighted-average fair value of share options granted	$ 3.45	$ 7.11	$ 4.50
Period of recognition of unrecognized compensation cost	1 year 9 months 22 days
2011 Share Incentive Plan [Member] | Share options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
2011 Share Incentive Plan [Member] | Share options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	4 years
2011 Share Incentive Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted share, Granted	1,445,001	746,856	817,068
Total fair values at date of grant of restricted shares vested	$ 3,809,000	$ 3,821,000	$ 1,676,000
Unrecognized compensation cost	$ 11,509,000
Period of recognition of unrecognized compensation cost	1 year 10 months 2 days
Number of restricted shares, Vested	603,012	632,985	378,579
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	3 years
2011 Share Incentive Plan [Member] | Restricted shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of years the awards becomes exercisable	4 years